UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

305 Spindrift Drive Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Daniel Neiman

Neiman Funds

305 Spindrift Drive

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
17,800	Aflac Incorporated	$ 941,620
4,500	Reinsurance Group of America Incorporated	733,770
		1,675,390	4.47%

Aircraft Engines & Engine Parts
6,400	United Technologies Corp.	958,464	2.56%

Air Transportation, Scheduled
14,000	Southwest Airlines Company	755,720	2.02%

Cable & Other Pay Television Services
6,400	The Walt Disney Company	925,632	2.47%

Commercial Banks, NEC
13,300	The Toronto-Dominion Bank (Canada)	746,529	1.99%

Computer Communications Equipment
20,400	Cisco Systems, Inc.	978,384	2.61%

Electronic Computers
4,000	Apple Inc. +	1,174,600	3.13%

Electric & Other Services Combined
12,800	Public Service Enterprise Group Incorporated +	755,840	2.02%

Electric Services
11,900	Southern Co. +	758,030	2.02%

Fire, Marine & Casualty Insurance
6,080	Chubb Limited (Switzerland)	946,413
13,100	The Progressive Corporation +	948,309
		1,894,722	5.05%

Gas & Other Services Combined
5,000	Sempra Energy +	757,400	2.02%

Hospitals & Medical Service Plans
3,300	UnitedHealth Group, Inc.	970,134	2.59%

Life Insurance
14,800	MetLife, Inc.	754,356
16,800	Sun Life Financial Inc. (Canada)	765,576
		1,519,932	4.05%

Motor Vehicles & Passenger Car Bodies
5,300	Toyota Motor Corporation * +	744,862	1.99%

National Commercial Banks
5,900	The PNC Financial Services Group, Inc.	941,817
20,027	Truist Financial Corporation	1,127,921
12,500	U.S. Bancorp	741,125
		2,810,863	7.50%

Petroleum Refining
6,400	Chevron Corp. +	771,264
10,900	Exxon Mobil Corporation	760,602
8,400	Phillips 66	935,844
9,900	Valero Energy Corporation	927,135
		3,394,845	9.06%

Pharmaceutical Preparations
6,600	Johnson & Johnson	962,742	2.57%

Railroads, Line-Haul Operating
8,300	Canadian National Railway Company (Canada) +	750,735
4,300	Union Pacific Corporation +	777,397
		1,528,132	4.08%

Retail - Eating Places
6,500	Darden Restaurants, Inc. +	708,565
3,900	McDonald's Corp. +	770,679
		1,479,244	3.95%

Retail - Variety Stores
3,800	Costco Wholesale Corp. +	1,116,896	2.98%

Rubber & Plastic Footwear
9,500	Nike Inc. Class B	962,445	2.57%

Search, Detection, Navigation, Guidance, Aeronautical Systems
3,500	Raytheon Company +	769,090	2.05%

Security Brokers, Dealers & Flotation Companies
15,300	The Charles Schwab Corporation	727,668	1.94%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,900	BlackRock, Inc.	955,130
4,600	CME Group Inc.	923,312
		1,878,442	5.01%

Semiconductors & Related Devices
16,500	Intel Corporation	987,525	2.63%

Services - Business Services, NEC
4,700	Accenture plc Class A (Ireland)	989,679	2.64%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,000	Procter & Gamble Co. +	749,400	2.00%

Telephone Communications (No Radiotelephone)
19,700	AT&T Inc. +	769,876	2.05%

Tobacco Products
14,900	Altria Group Inc. +	743,659
8,800	Philip Morris International, Inc. +	748,792
		1,492,451	3.98%

Total for Common Stocks (Cost $24,112,594)		35,234,936	94.00%

MONEY MARKET FUNDS
2,227,900	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.49% **	2,227,900	5.94%
Total for Money Market Funds (Cost $2,227,900)

	Total Investments	37,462,836	99.94%
	(Cost $26,340,494)

	Other Assets in Excess of Liabilities	23,682	0.06%

	Net Assets	$ 37,486,518	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
* ADR - American Depositary Receipt.
** The rate shown represents the 7-day yield at December 31, 2019.

Neiman Large Cap Value Fund
	Schedule of Call Options Written
	December 31, 2019 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount

Altria Group Inc.
January 17, 2020 Calls @ 52.50	36	$ 179,676	$ 360

Apple Inc.
February 21, 2020 Calls @ 290.00	12	352,380	16,680

AT&T Inc.
February 21, 2020 Calls @ 40.00	43	168,044	2,537

Canadian National Railway Company (Canada) ***
April 17, 2020 Calls @ 100.00	20	180,900	900

Chevron Corp.
March 20, 2020 Calls @ 125.00	15	180,765	2,550

Costco Wholesale Corp. ***
January 17, 2020 Calls @ 325.00	9	264,528	117

Darden Restaurants, Inc. ***
April 17, 2020 Calls @ 125.00	18	196,218	1,170

McDonald's Corp.
March 20, 2020 Calls @ 210.00	9	177,849	1,125

Philip Morris International, Inc.
March 20, 2020 Calls @ 90.00	22	187,198	2,882

Procter & Gamble Co.
March 20, 2020 Calls @ 130.00	14	174,860	2,324

The Progressive Corporation
February 21, 2020 Calls @ 75.00	26	188,214	1,560

Public Service Enterprise Group Incorporated
March 20, 2020 Calls @ 65.00	32	188,960	448

Raytheon Company ***
March 20, 2020 Calls @ 240.00	10	219,740	2,380

Sempra Energy
April 17, 2020 Calls @ 160.00	15	227,220	2,250

Southern Co.
February 21, 2020 Calls @ 67.50	29	184,730	580

Toyota Motor Corporation ***
April 17, 2020 Calls @ 155.00	11	154,594	440

Union Pacific Corporation
February 21, 2020 Calls @ 195.00	12	216,948	1,560

Total (Premiums Received $36,256)		$ 3,442,824	$ 39,863

* ADR - American Depositary Receipt.
*** Level 2 Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedule of Investments

Neiman Opportunities Fund
		Schedule of Investments
		December 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Electrical & Other Services Combined
6,250	WEC Energy Group, Inc.	$ 576,437	5.03%

Electronic Computers
4,220	NICE Ltd. * **	654,733	5.71%

Fire, Marine & Casualty Insurance
5,550	Cincinnati Financial Corporation	583,582
5,900	The Hartford Financial Services Group, Inc.	358,543
		942,125	8.22%

Insurance Agents, Brokers & Services
5,950	Arthur J. Gallagher & Co.	566,619
2,500	Willis Towers Watson plc (United Kingdom)	504,850
		1,071,469	9.35%

Operative Builders
7,000	D.R. Horton, Inc.	369,250	3.22%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,120	STERIS plc (United Kingdom)	627,970	5.48%

Pumps & Pumping Equipment
2,900	IDEX Corporation	498,800	4.35%

Refuse Systems
6,000	Republic Services, Inc.	537,780	4.69%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,340	L3Harris Technologies, Inc.	463,016
1,800	Teledyne Technologies Incorporated *	623,772
		1,086,788	9.48%

Services - Automotive Repair, Services & Parking
5,650	MONRO, Inc.	441,830	3.85%

Services - Computer Integrated Systems Design
2,620	CACI International Inc - Class A *	654,974	5.71%

Services - Engineering Services
6,400	Tetra Tech, Inc.	551,424	4.81%

Services - Management Consulting Services
5,600	FTI Consulting, Inc. *	619,696	5.40%

Services - Personal Services
1,800	UniFirst Corporation	363,564	3.17%

Wholesale - Computers & Peripheral Equipment & Software
4,100	Tech Data Corporation *	588,760	5.13%

Total for Common Stocks (Cost $7,672,699)		9,585,600	83.60%

REAL ESTATE INVESTMENT TRUSTS
7,300	Agree Realty Corporation	512,241
9,000	National Retail Properties, Inc.	482,580
Total for Real Estate Investment Trusts (Cost $912,211)		994,821	8.68%

MONEY MARKET FUNDS
892,449	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.49% ***	892,449	7.78%
Total for Money Market Funds (Cost $892,449)

	Total Investments	11,472,870	100.06%
	(Cost $9,477,359)

	Liabilities in Excess of Other Assets	(7,187)	-0.06%

	Net Assets	$ 11,465,683	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at December 31, 2019.

See accompanying notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2019, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Opportunities Fund
Cost of Investments	$26,340,494	$9,477,359
Premiums Received
from Options Written	$36,256
Gross Unrealized Appreciation	$11,275,643	$1,995,511
Gross Unrealized Depreciation	($156,908)	$0
Net Unrealized Appreciation
(Depreciation) on Investments	$11,118,735	$1,995,511

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three-month period ended December 31, 2019, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs and REITS). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2019:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,234,936	$0	$0	$35,234,936
Money Market Funds	2,227,900	0	0	2,227,900
Total	$37,462,836	$0	$0	$37,462,836

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$34,856	$5,007	$0	$39,863
Total	$34,856	$5,007	$0	$39,863

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,585,600	$0	$0	$9,585,600
Real Estate Investment Trusts	994,821	0	0	994,821
Money Market Funds	892,449	0	0	892,449
Total	$11,472,870	$0	$0	$11,472,870

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three-month period ended December 31, 2019.

4. OPTIONS WRITTEN

As of December 31, 2019, Large Cap Fund portfolio securities valued at $3,442,824 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in options written during the three-month period ended December 31, 2019 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2019	125	$16,617
Options written	333	36,257
Options expired	(108)	(12,608)
Options exercised	(10)	(1,174)
Options terminated	(7)	(2,836)
Options outstanding at December 31, 2019	333	$36,256

The locations on the Statement of Assets and Liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                            Liability

                                                      Derivatives

Covered call options written                ($39,863)

Realized and unrealized gains and losses on derivatives contracts entered into during the three-month period ended December 31, 2019 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                        Unrealized

                                   Location             Gain/(Loss)                  Location

                                   Gain/(Loss)

Covered Call             Realized Gain/                                  Change in Unrealized

Options Written      (Loss) on Options          $1,003         Appreciation/(Depreciation)              $495

                                    Written                                          on Options Written

Large Cap Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Call options written expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the three-month period ended December 31, 2019, the Funds were not subject to any master netting arrangements.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Daniel Neiman

      Daniel Neiman

      President

Date:             2/24/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman

      Daniel Neiman

      President

Date:             2/24/20

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:             2/24/20